Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease expiration period	The leases are expiring through 2022.
Rent expense	$ 305,832	$ 492,530	$ 386,076